Redeemable noncontrolling interest (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Redeemable Noncontrolling Interest [Line Items]
Net revenues	¥ 1,942,113	$ 300,786	¥ 1,834,422	¥ 1,284,863
Grand Doctor Medical Co., Ltd
Redeemable Noncontrolling Interest [Line Items]
Net revenues	50
Annual net income	¥ 6
Minority interest (per shares) | ¥ / shares	¥ 1.4
Minority interest period	30 days	30 days
Grand Doctor Medical Co., Ltd | Maximum | Hainan Mingyimingzhen Medical Technology Co., Ltd [Member]
Redeemable Noncontrolling Interest [Line Items]
Payment to third party	¥ 100
Actual financing amount	¥ 10